Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 452,000.00
Previously Paid Amount	0.00
Total Fee Amount	62.42
Total Offset Amount	0.00
Net Fee	62.42
Narrative - Max Aggregate Offering Price	$ 452,000.00
Final Prospectus	true